Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 24,205	¥ 23,539
Interest cost on projected benefit obligation	6,764	7,266
Expected return on plan assets	(37,170)	(34,144)
Amortization of net actuarial loss	612	3,946
Amortization of prior service cost	(604)	(580)
Gain on settlements and curtailment	(3,901)	(2,019)
Net periodic benefit cost (income)	(10,094)	(1,992)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	5,975	5,646
Interest cost on projected benefit obligation	7,407	7,651
Expected return on plan assets	(16,413)	(16,069)
Amortization of net actuarial loss	3,492	5,740
Amortization of prior service cost	(1,496)	(1,547)
Net periodic benefit cost (income)	(1,035)	1,421
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	271	348
Interest cost on projected benefit obligation	515	540
Expected return on plan assets	(1,139)	(1,062)
Amortization of net actuarial loss	349	563
Amortization of prior service cost	(995)	(1,391)
Net periodic benefit cost (income)	¥ (999)	¥ (1,002)